Tax and social security obligations (Tables)	12 Months Ended
Dec. 31, 2021
Tax and Social Security Obligations [Abstract]
Summary of tax and social security obligations

	2021	2020

Income Tax (IRPJ and CSLL)	273,395	261,490
Taxes on long term incentive plan (a)	155,454	62,155
Contributions over revenue (PIS and COFINS)	32,140	46,136
Taxes on services (ISS)	23,260	23,729
Contributions for Social Security (INSS)	20,318	12,291
Others	45,084	30,048
Total	549,651	435,849
Current	549,651	435,849
Non-current	—	—

(a)	The amount classified as "Taxes on long term incentive plan" includes mostly contributions to Brazilian Social Security Programs FGTS and INSS.